10. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
UNITED STATES
Net operating loss carryforwards	$ 5,300,000	$ 2,950,000
Operating loss expiration dates	Dec. 31, 2032
State [Member]
Net operating loss carryforwards	$ 5,280,000	2,920,000
Operating loss expiration dates	Dec. 31, 2032
Federal Ministry of Finance, Germany [Member]
Net operating loss carryforwards	$ 1,270,000	1,250,000
UNITED KINGDOM
Net operating loss carryforwards	$ 47,010,000	$ 45,990,000